Provisions (Details) - CAD ($) $ in Millions	6 Months Ended
	Feb. 28, 2021	Feb. 28, 2021	Nov. 30, 2020	Aug. 31, 2020
Disclosure of other provisions [line items]
Provisions, Beginning	$ 181
Additions	22
Accretion	1
Reversal	(3)
Payments	(24)
Provisions, Ending	177
Current		$ 97		$ 101
Long-term		80		80
Provisions	177	177		181
Wireline Business [Member]
Disclosure of other provisions [line items]
Payments	(12)
Wireless And Wireline Business [Member]
Disclosure of other provisions [line items]
Current		1	$ 12
Severance and employee related costs	12
Asset Retirement Obligations [Member]
Disclosure of other provisions [line items]
Provisions, Beginning	79
Additions	0
Accretion	1
Reversal	0
Payments	0
Provisions, Ending	80
Current		0		0
Long-term		80		79
Provisions	80	80		79
Restructuring [Member]
Disclosure of other provisions [line items]
Provisions, Beginning	13
Additions	13
Accretion	0
Reversal	0
Payments	(24)
Provisions, Ending	2
Current		2		13
Long-term		0		0
Provisions	2	2		13
Other [Member]
Disclosure of other provisions [line items]
Provisions, Beginning	89
Additions	9
Accretion	0
Reversal	(3)
Payments	0
Provisions, Ending	95
Current		95		88
Long-term		0		1
Provisions	$ 95	$ 95		$ 89